Net gains (losses) from investment activities (Tables)	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments
The table below summarizes the net gains (losses) from investment activities:

For the years ended December 31,	2024				2023
	Net realized gains (losses)	Net unrealized gains (losses)	Credit Losses	Total	Net realized gains (losses)	Net unrealized gains (losses)	Credit losses	Total
Asset Management
Debt securities:
Corporate	$—	$—	$—	$—	$(2,950)	$—	$—	$(2,950)
Equity securities	338	(1,573)	—	(1,235)	82	(271)	—	(189)
Contingent value right	—	—	—	—	2,950	—	—	2,950
Debt obligation	—	(296)	—	(296)	—	85	—	85
Net gains (losses) from investment activities - Asset Management	338	(1,869)	—	(1,531)	82	(186)	—	(104)
Investments of consolidated VIEs	—	—	—	—	(53)	544	—	491
Notes payable of consolidated VIEs	—	—	—	—	—	(731)	—	(731)
Net gains (losses) from investment activities - Asset Management including consolidated VIEs	$338	$(1,869)	$—	$(1,531)	$29	$(373)	$—	$(344)

Insurance Solutions
Debt securities:
U.S. state, territories and municipalities	$(5)	$(10)	$—	$(15)	$(2)	$77	$—	$75
Other government and agency	—	(18)	—	(18)	—	8	—	8
Corporate	(165)	(3,710)	—	(3,875)	1	6,723	—	6,724
Asset and mortgage- backed securities	(158)	4,041	—	3,883	433	8,188	—	8,621
Corporate loans	110	(594)	—	(484)	(84)	687	—	603
Mortgage loans	—	—	(4,693)	(4,693)	4	(2)	(996)	(994)
Equity securities	(3)	785	—	782	(133)	1,063	—	930
Other invested assets	2	(4,255)	462	(3,791)	14	91	174	279
Net gains (losses) from investment activities - Insurance Solutions	(219)	(3,761)	(4,231)	(8,211)	233	16,835	(822)	16,246
Investments of consolidated VIEs	107	(3,177)	—	(3,070)	1,116	(2,303)	—	(1,187)
Net gains (losses) from investment activities - Insurance Solutions including consolidated VIEs	$(112)	$(6,938)	$(4,231)	$(11,281)	$1,349	$14,532	$(822)	$15,059
The following table outlines the carrying value of the Company’s investments:

As of	December 31, 2024	December 31, 2023
Asset Management
Corporate loans	$13,287	$13,287
Equity securities	2,276	6,056
Equity method	5,807	7,067
Total investments - Asset Management	$21,370	$26,410

Insurance Solutions
Debt securities	$615,460	$578,635
Corporate loans	114,735	132,628
Mortgage loans	147,640	123,725
Equity securities	16,404	17,698
Other invested assets	21,317	31,602
Total investments - Insurance Solutions	$915,556	$884,288
Corporate loans of consolidated VIEs	125,757	124,637
Equity securities of consolidated VIEs	141	—
Total investments - Insurance Solutions, including consolidated VIEs	1,041,454	1,008,925
Total investments	$1,062,824	$1,035,335
The table below summarizes the net gains (losses) from investment activities:

For the three months ended September 30,	2025				2024
	Net realized gains (losses)	Net unrealized gains (losses)	Credit releases (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Credit releases (losses)	Total
Asset Management
Equity securities	$299	$1,041	$—	$1,340	$62	$(315)	$—	$(253)
Derivatives	—	2	—	2	—	—	—	—
Debt obligation	—	—	—	—	—	281	—	281
Net gains (losses) from investment activities — Asset Management	$299	$1,043	$—	$1,342	$62	$(34)	$—	$28

Insurance Solutions
Debt securities:
U.S. state, territories and municipalities	$—	$13	$—	$13	$—	$7	$—	$7
Other government and agency	—	208	—	208	—	183	—	183
Corporate	(706)	3,645	—	2,939	—	6,589	—	6,589
Asset and mortgage- backed securities	(361)	478	—	117	(222)	(156)	—	(378)
Corporate loans	—	(96)	—	(96)	156	(276)	—	(120)
Mortgage loans	—	—	544	544	—	—	(1,361)	(1,361)
Equity securities	—	(24)	—	(24)	—	122	—	122
Other invested assets	—	40	34	74	7	10	180	197
Net gains (losses) from investment activities — Insurance Solutions	$(1,067)	$4,264	$578	$3,775	$(59)	$6,479	$(1,181)	$5,239
Investments of consolidated VIEs	73	(1,405)	—	(1,332)	346	(977)	—	(631)
Net gains (losses) from investment activities — Insurance Solutions including consolidated VIEs	$(994)	$2,859	$578	$2,443	$287	$5,502	$(1,181)	$4,608

For the nine months ended September 30,	2025				2024
	Net realized gains (losses)	Net unrealized gains (losses)	Credit releases (losses)	Total	Net realized gains (losses)	Net unrealized gains (losses)	Credit releases (losses)	Total
Asset Management
Equity securities	$380	$1,329	$—	$1,709	$207	$(1,314)	$—	$(1,107)
Derivatives	—	2	—	2	—	—	—	—
Debt obligation	—	1,339	—	1,339	—	21	—	21
Net gains (losses) from investment activities — Asset Management	$380	$2,670	$—	$3,050	$207	$(1,293)	$—	$(1,086)

Insurance Solutions
Debt securities:
U.S. state, territories and municipalities	$(4)	$75	$—	$71	$(5)	$36	$—	$31
Other government and agency	—	205	—	205	—	143	—	143
Corporate	(1,773)	5,881	—	4,108	—	2,491	—	2,491
Asset and mortgage- backed securities	(613)	294	—	(319)	(142)	3,117	—	2,975
Corporate loans	—	1,330	—	1,330	177	(996)	—	(819)
Mortgage loans	—	—	260	260	—	—	(2,586)	(2,586)
Equity securities	(246)	74	—	(172)	(3)	434	—	431
Other invested assets	(755)	4,257	100	3,602	7	(46)	545	506
Net gains (losses) from investment activities — Insurance Solutions	$(3,391)	$12,116	$360	$9,085	$34	$5,179	$(2,041)	$3,172
Investments of consolidated VIEs	310	(2,194)	—	(1,884)	945	(2,004)	—	(1,059)
Net gains (losses) from investment activities — Insurance Solutions including consolidated VIEs	$(3,081)	$9,922	$360	$7,201	$979	$3,175	$(2,041)	$2,113
The following table outlines the carrying value of the Company’s investments:

As of	September 30, 2025	December 31, 2024
Asset Management
Corporate loans	$13,287	$13,287
Equity securities	20,351	2,276
Equity method	5,298	5,807
Derivatives	13	—
Other invested assets	73	—
Total investments - Asset Management	$39,022	$21,370

Insurance Solutions
Debt securities	$610,074	$615,460
Corporate loans	133,955	114,735
Mortgage loans	150,494	147,640
Equity securities	7,752	16,404
Other invested assets	21,706	21,317
Total investments - Insurance Solutions	923,981	915,556
Corporate loans of consolidated VIEs	129,166	125,757
Equity securities of consolidated VIEs	895	141
Total investments - Insurance Solutions, including consolidated VIEs	1,054,042	1,041,454
Total investments	$1,093,064	$1,062,824